[QUARLES & BRADY LLP LETTERHEAD]

March 4, 2008

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:
Ziegler Exchange Traded Trust (the "Registrant)
1933 Registration No. 333-129337
1940 Act File No. 811-21827

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 1 to Registration Statement on Form N-1A

Ladies and Gentlemen:

This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933, as amended, in connection with Post-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on February 29, 2008 pursuant to Rule 485(b) and automatically became effective on March 1, 2008. The definitive Prospectus and Statement of Additional Information are dated March 1, 2008.

Very truly yours, QUARLES & BRADY LLP /s/ Vinita K. Paul Vinita K. Paul

cc:	Todd A. Krause, Chief Financial Officer
Angelique A. David, Assistant Secretary